Income Taxes - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	May 16, 2016	Jan. 31, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Jan. 09, 2017	Nov. 17, 2016	Jun. 21, 2016	Feb. 08, 2015	Feb. 17, 2011	Feb. 08, 2011	Nov. 30, 2010	Sep. 14, 2009	Feb. 17, 2009	May 31, 2008	Oct. 31, 2007
Income Tax Contingency [Line Items]
Enacted tax rate			25.00%	25.00%	25.00%
Dividend withholding tax rate							5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries			$ 0	$ 0	$ 0
Interest and penalties related to uncertain tax positions			0	0	0
Material unrecognized tax benefit			0	0	0
Additional Tax against two former directors			2,323,000
Additional tax by way of penalty			1,626,000
Insurance recoveries for legal costs and expenses	$ 819,000
Provision for uncertain tax positions			0
Movement of valuation allowance			(1,417,000)	(3,393,000)	4,165,000
Net operating losses carryforward indefinitely			19,842,000	29,057,000	23,289,000
Income tax expense			0	$ 0	0
Continuing Operations
Income Tax Contingency [Line Items]
Movement of valuation allowance					307,000
Discontinued Operations
Income Tax Contingency [Line Items]
Movement of valuation allowance					$ 3,858,000
Directors And Officers
Income Tax Contingency [Line Items]
Taxable years involved in controversy, number of years prior to notice		20 years
December 31, 2016
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration			3,571,000
December 31, 2017
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration			11,872,000
December 31, 2019
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration			557,000
December 31, 2020
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration			$ 516,000
Hong Kong
Income Tax Contingency [Line Items]
Enacted tax rate			16.50%	16.50%	16.50%
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Income tax expense				$ 0	$ 0	$ 0
Subsequent Event | Director One
Income Tax Contingency [Line Items]
Tax penalty, as percentage of original amount of tax assessed								140.00%
Subsequent Event | Director Two
Income Tax Contingency [Line Items]
Tax penalty, as percentage of original amount of tax assessed								90.00%
Subsequent Event | Maximum
Income Tax Contingency [Line Items]
Monthly calculated compound tax penalty ceiling, as percentage of original amount of tax assessed								300.00%
Taxable years from 1996/1997 to 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														$ 120,000				$ 2,900,000
Taxable years from 1997/1998 to 2000/2001 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																	$ 3,000,000
Taxable years from 1996/1997 to 2003/2004 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														900,000
Taxable years from 1996/1997, 1998/1999 and 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														$ 1,100,000
Tax years of 2001 and 2002 | Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Income tax assessment																$ 172,000
Taxable years 2001/2002 to 2003/2004 | Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Income tax assessment									$ 1,098,000				$ 855,000
Total certified taxed costs											$ 5,000
Taxable year 2002/2003 | Nam Tai Telecom (Hong Kong) Company Limited
Income Tax Contingency [Line Items]
Income tax assessment										$ 392,000		$ 34,000			$ 337,000
Total certified taxed costs												$ 5,000
Taxable years 1996/1997 and 1999/2000 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment		$ 1,540,000
Taxable year 1997/1998
Income Tax Contingency [Line Items]
Additional tax by way of penalty			$ 697,000
Taxable year 1997/1998 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment		$ 667,000
Taxable year 1996/1997
Income Tax Contingency [Line Items]
Additional tax by way of penalty			826,000
Taxable years 1999/2000
Income Tax Contingency [Line Items]
Additional tax by way of penalty			$ 800,000